EQUITY (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Equity Details Narrative
Common Shares, Authorized	50,000,000	300,000,000	300,000,000
Common Shares, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Shares, issued	6,475,000	10,200,000	9,000,000
Common Shares, outstanding	6,475,000	10,200,000	9,000,000